Investment in associate company (Tables)	12 Months Ended
Dec. 31, 2020
Investment in associate company [Abstract]
Investment in Associate Company
(Dollars in thousands)	2020	2019
Investment in associate company	$5,233	$4,772

Details of Associate
Details of associate are as follows:

Name of associate	Principal activities	Place of incorporation and business	Effective equity interest
			2020	2019
Goodwood Ship Management Pte. Ltd.	Ship management	Singapore	50%	50%

Share of Profit of the Associate Using in Equity Method
The following summarizes the share of profit of the associate that is accounted for using the equity method:

(Dollars in thousands)
Company’s share of	2020	2019
- Profit after taxation	$1,193	$852
- Other comprehensive income for the year, net of tax	$104	$44
- Total comprehensive income for the year	$1,297	$896